Stock-Based Incentive Plans - Summary of Nonvested Option Activity (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Reverse stock split, description	1-for-5 reverse stock split
Reverse stock split ratio	5